Income Taxes - Components of the Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 38,137
Federal net operating loss carryforward	103,578
State net operating loss carryforward	4,431
AMT carryforward	502	$ 502
Impairment of other real estate owned, securities and other assets	10,812
Nonaccrual loan interest	6,024
Accrued expenses	1,232	1,761
Nonqualified deferred compensation	2,546	1,316
Other	160	0
Total deferred tax assets before valuation allowance	167,422
Valuation allowance	(60,695)
Total deferred tax assets	106,727
Deferred tax liabilities:
Prepaid expenses	631
Deferred loan costs	1,040	936
Fair value adjustment to net assets acquired in business combinations	10,255
Unrealized gain on securities available for sale	318	789
Depreciation	2,302
Other	39	40
Total deferred tax liabilities	14,585
Net deferred tax asset	$ 92,142	0
Immaterial Income Tax Error Correction
Deferred tax assets:
Allowance for loan losses		44,935
Federal net operating loss carryforward		100,428
State net operating loss carryforward		5,895
Impairment of other real estate owned, securities and other assets		7,845
Nonaccrual loan interest		6,282
Total deferred tax assets before valuation allowance		168,964
Valuation allowance		(155,018)
Total deferred tax assets		13,946
Deferred tax liabilities:
Prepaid expenses		648
Fair value adjustment to net assets acquired in business combinations		10,143
Depreciation		1,390
Total deferred tax liabilities		$ 13,946